PIONEER VARIABLE CONTRACTS TRUST

Pioneer Real Estate Shares VCT Portfolio — Class I and II Shares

Schedule of Investments
September 30, 2020

Schedule of Investments I 9/30/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.6%
	COMMON STOCKS - 98.6% of Net Assets
	Diversified Consumer Services - 0.5%
5,095	Carriage Services, Inc.	$ 113,670
	Total Diversified Consumer Services	$ 113,670
	Equity Real Estate Investment Trusts (REITs) - 95.3%
8,271	Agree Realty Corp.	$ 526,366
5,426	Alexandria Real Estate Equities, Inc.	868,160
22,389	American Homes 4 Rent	637,639
6,120	Americold Realty Trust	218,790
3,938	Camden Property Trust	350,403
8,525	Community Healthcare Trust, Inc.	398,629
10,870	CorePoint Lodging, Inc.	59,241
1,923	CoreSite Realty Corp.	228,606
9,583	CubeSmart	309,627
1,447	CyrusOne, Inc.	101,333
13,317	Duke Realty Corp.	491,397
4,007	EastGroup Properties, Inc.	518,225
2,507	Equinix, Inc.	1,905,646
14,437	Equity LifeStyle Properties, Inc.	884,988
8,473	Essential Properties Realty Trust, Inc.	155,225
4,911	Extra Space Storage, Inc.	525,428
3,498	First Industrial Realty Trust, Inc.	139,220
4,681	Four Corners Property Trust, Inc.	119,787
5,462	Gaming & Leisure Properties, Inc.	201,711
18,104	Global Medical REIT, Inc.	244,404
29,525	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,248,022
18,491	Healthpeak Properties, Inc.	502,031
11,820	Independence Realty Trust, Inc.	136,994
15,876	Industrial Logistics Properties Trust	347,208
4,179	Innovative Industrial Properties, Inc.	518,656
1,511	Lamar Advertising Co.	99,983
9,793	Lexington Realty Trust, Class B	102,337
1,215	Life Storage, Inc.	127,903
25,630	Medical Properties Trust, Inc.	451,857
11,192	MGM Growth Properties LLC	313,152
3,712	Mid-America Apartment Communities, Inc.	430,406
18,277	National Storage Affiliates Trust	597,841
13,657	Physicians Realty Trust	244,597
19,251	Prologis, Inc.	1,937,036
8,269	QTS Realty Trust, Inc.	521,112
3,916	Rayonier, Inc.	103,539
3,893	Realty Income Corp.	236,500
7,789	Rexford Industrial Realty, Inc.	356,425
5,295	Sabra Health Care Real Estate Investment Trust, Inc.	72,992
7,789	Safehold, Inc.	483,697
5,390	Simon Property Group, Inc.	348,625
6,179	STAG Industrial, Inc.	188,398
8,783	STORE Capital Corp.	240,918
6,791	Sun Communities, Inc.	954,883
5,336	Terreno Realty Corp.	292,199
1,611	Ventas, Inc.	67,597
17,597	VICI Properties, Inc.	411,242
	Total Equity Real Estate Investment Trusts (REITs)	$20,220,975
	Hotels, Restaurants & Leisure - 0.3%
7,315(a)	Fiesta Restaurant Group, Inc.	$ 68,542
	Total Hotels, Restaurants & Leisure	$ 68,542
	Interactive Media & Services - 0.7%
1,434(a)	Zillow Group, Inc., Class C	$ 145,680
	Total Interactive Media & Services	$ 145,680
	Real Estate Management & Development - 0.7%
15,335(a)	Realogy Holdings Corp.	$ 144,762
	Total Real Estate Management & Development	$ 144,762
	Specialty Retail - 1.1%
2,761	L Brands, Inc.	$ 87,827
6,496(a)	Urban Outfitters, Inc.	135,182
	Total Specialty Retail	$ 223,009
	TOTAL COMMON STOCKS
	(Cost $16,561,261)	$20,916,638
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.6%
	(Cost $16,561,261)	$20,916,638
	OTHER ASSETS AND LIABILITIES - 1.4%	$ 298,719
	NET ASSETS - 100.0%	$21,215,357

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2020, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,916,638	$–	$–	$20,916,638
Total Investments in Securities	$20,916,638	$–	$–	$20,916,638

For the nine months ended September 30, 2020, there were no transfers between Levels 1, 2 and 3.